Contents of Significant Accounts - Deferred Government Grants (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous Liabilities [Abstract]
Beginning balance	$ 4,677,444	$ 8,543,798
Arising during the period	591,086	174,352
Other operating income	(2,663,843)	(4,164,189)
Exchange effect	(57,665)	123,483
Ending balance	2,547,022	4,677,444
Current (classified under other current liabilities)	717,457	2,681,842
Non-current (classified under other noncurrent liabilities)	1,829,565	1,995,602
Total	$ 2,547,022	$ 4,677,444